Cover Page	Jul. 01, 2022
Entity Information [Line Items]
Entity Registrant Name	II-VI Incorporated
Amendment Flag	true
Entity Central Index Key	0000820318
Document Type	8-K/A
Document Period End Date	Jul. 01, 2022
Entity Incorporation, State or Country Code	PA
Entity File Number	001-39375
Entity Tax Identification Number	25-1214948
Entity Address, Address Line One	375 Saxonburg Boulevard
Entity Address, City or Town	Saxonburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16056
City Area Code	(724)
Local Phone Number	352-4455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (“Amendment No. 1”) is being filed with the U.S. Securities and Exchange Commission (the “SEC”) solely to amend and supplement Item 9.01 of the Current Report on Form 8-K (the “Original Form 8-K”) filed by II-VI Incorporated (the “Company”) on July 1, 2022, which reported under Item 2.01 the completion of the Company’s previously announced acquisition of Coherent, Inc. (“Coherent”), among other events. Under Item 9.01 of the Original Form 8-K, the Company stated that the pro forma financial information required to be provided under Item 9.01 of Form 8-K would be provided by amendment to the Original 8-K not later than 71 days after the date the Original 8-K was required to be filed. This Amendment No. 1 provides such information required by Item 9.01.
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	IIVI
Security Exchange Name	NASDAQ
Series A Mandatory Convertible Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series A Mandatory Convertible Preferred Stock, no par value
Trading Symbol	IIVIP
Security Exchange Name	NASDAQ